Shareholder Report, Average Annual Return (Details) 195448_Tema International Defense Innovation ETF_TF_TSR Annual {TF}	5 Months Ended	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2026
Tema International Defense Innovation ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tema International Defense Innovation ETF NAV
Average Annual Return, Percent	7.82%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Total Return Index
Average Annual Return, Percent	4.15%